                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP GROWTH FUND

                      SUPPLEMENT DATED SEPTEMBER 20, 2007
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                         AND CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007

     The Prospectus is hereby supplemented as follows:

     The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Small Cap Growth team. The Small Cap Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Matthew Hart, an Executive Director of the Adviser, and Scott Miller, a Vice President of the Adviser.

     Mr. Hart has been associated with the Adviser in an investment management capacity since 1997 and began managing the Fund in 2000. Mr. Miller has been associated with the Adviser in an investment management capacity since 2001 and began managing the Fund in 2001.

     Mr. Hart is the lead manager of the Fund. Members of the team collaborate to identify investments that fit the team's criteria. Mr. Hart is responsible for the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SCGSPT  9/07

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP GROWTH FUND

                      SUPPLEMENT DATED SEPTEMBER 20, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first five paragraphs are hereby deleted in their entirety and replaced with the following:

          As of March 31, 2007, Matthew Hart managed seven registered investment companies with a total of approximately $6.1 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

          As of March 31, 2007, Scott Miller managed six registered investment companies with a total of approximately $6.0 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

          As of March 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

          Matthew Hart -- $10,001 -- $50,000

          Scott Miller -- None.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  SCGSPTSAI 9/07

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN SELECT GROWTH FUND
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
               CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
                         PROSPECTUS DATED JULY 31, 2007
                             AND THE CLASS I SHARES
                         PROSPECTUS DATED JULY 31, 2007

     Van Kampen Select Growth Fund (the "Fund") is hereby announcing changes to the portfolio management team, revisions to reflect the buy/sell factors used by the new team and a proposal to reorganize the Fund into another Van Kampen fund with substantially the same investment objective, policies and investment team. The Fund is not making changes to the Fund's investment objective of seeking capital appreciation or its principal investment strategy of investing primarily in a portfolio of common stocks and other equity securities of growth companies. However, in connection with the change in portfolio management team, the Fund is revising the buy/sell factors used by the team in managing the Fund. Whereas the predecessor Multi-Cap Growth team focused more on expected earnings growth, the long-term sustainability of that growth and the market's evaluation of issuers in which to invest, the U.S. Growth team focuses more on the factors described below.

     In connection with these changes, the Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES", the third through fifth sentences of the first paragraph are hereby deleted and replaced with the following:

          In selecting securities for investment, the Fund's investment adviser seeks companies with the potential for strong free cash flow generation and that the Fund's investment adviser believes are undervalued at the time of purchase. The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (2) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the second through ninth sentences of the first paragraph are hereby deleted and replaced with the following:

          The Fund's investment adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Fund's investment adviser seeks companies with the potential for strong free cash flow generation and that the Fund's investment adviser believes are undervalued at the time of purchase. Valuation is viewed in the context of prospects for sustainable earning and cash flow growth.

          The Fund generally follows a flexible investment program seeking attractive growth companies on an individual company basis. Fundamental research drives the investment process. The Fund's investment adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Fund's investment adviser continually and rigorously studies developments, including business strategy, and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow generation. The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (3) The fifth paragraph in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted in its entirety.

     (4) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's U.S. Growth team. The U.S. Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Kristian Heugh and Alexander Umansky, each an Executive Director of the Adviser.

          Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001 and began managing the Fund in September 2007. Mr. Umansky has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in September 2007.

          Mr. Heugh is the lead manager of the Fund and is responsible for the execution of the overall strategy of the Fund.

          The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

          The composition of the team may change without notice from time to time.

     (5) The Prospectus is also hereby supplemented as follows:

          The Board of Trustees (the "Board") of the Fund has approved a proposed reorganization of the Fund into Van Kampen Equity Growth Fund (the "Acquiring Fund"). The Acquiring Fund has substantially the same investment objectives and policies and is managed by the same investment advisory personnel. The proposed reorganization will be presented to shareholders of the Fund for approval at a special meeting of shareholders. If the proposed reorganization is approved, Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Shareholders will receive the same class of shares of the Acquiring Fund equal in value to their class of shares of Fund. Upon completion of the reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. The Fund will be closed for purchases by new investors at the close of business on October 10, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      SGSPT 9/07

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN SELECT GROWTH FUND
                      SUPPLEMENT DATED SEPTEMBER 20, 2007
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first five paragraphs are hereby deleted in their entirety and replaced with the following:

        As of March 31, 2007, Kristian Heugh managed one registered investment company with a total of approximately $299 million in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

        As of March 31, 2007, Alexander Umansky managed no registered investment companies; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

        As of March 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

           Kristian Heugh--none
           Alexander Umansky--none

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   SGSPTSAI 9/07

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
         CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007
              AND THE CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                              DATED JULY 31, 2007

     Van Kampen Aggressive Growth Fund (the "Fund") is hereby announcing changes to the portfolio management team, revisions to reflect the buy/sell factors used by the new team and a proposal to reorganize the Fund into another Van Kampen fund with substantially the same investment objective, policies and investment team. The Fund is not making changes to the Fund's investment objective of seeking capital growth or its principal investment strategy of investing primarily in common stocks and other equity securities of companies that the Fund's investment adviser believes have above-average potential for capital growth. However, in connection with the change in portfolio management team, the Fund is revising the buy/sell factors used by the team in managing the Fund. Whereas the predecessor Multi-Cap Growth team focused more on expected earnings growth, the long-term sustainability of that growth and the market's evaluation of issuers in which to invest, the U.S. Growth team focuses more on the factors described below.

In connection with these changes, the Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES", the third through fifth sentences of the first paragraph are hereby deleted and replaced with the following:

          The Fund's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (2) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS--PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the second through sixth sentences of the second paragraph are hereby deleted and replaced with the following:

          The Fund's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (3) The fourth and the sixth paragraphs in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS--PRINCIPAL INVESTMENT STRATEGIES AND RISKS" are hereby deleted in their entirety.

     (4) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's U.S. Growth team. The U.S. Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Dennis P. Lynch and David S. Cohen, each a Managing Director of the Adviser, and Sam Chainani, Alexander T. Norton and Jason Yeung, each an Executive Director of the Adviser.

          Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in September 2007. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Fund in September 2007. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in September 2007. Mr. Norton has been associated with the Adviser in a research capacity since 2000 and began managing the Fund in September 2007. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in September 2007. Mr. Lynch is the lead manager of the Fund and Messrs. Cohen, Chainani, Norton and Yeung are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Fund.

          The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

          The composition of the team may change without notice from time to time.

     (4)  The Prospectus is also hereby supplemented as follows:

          The Board of Trustees (the "Board") of the Fund has approved a proposed reorganization of the Fund into Van Kampen Mid Cap Growth Fund (the "Acquiring Fund"). The Acquiring Fund has substantially the same investment objectives and policies and is managed by the same investment advisory personnel. The proposed reorganization will be presented to shareholders of the Fund for approval at a special meeting of shareholders. If the proposed reorganization is approved, Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Shareholders will receive the same class of shares of the Acquiring Fund equal in value to their class of shares of Fund. Upon completion of the reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. The Fund will be closed for purchases by new investors at the close of business on October 10, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     AGGSPT 9/07

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                      SUPPLEMENT DATED SEPTEMBER 20, 2007
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT--OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first five paragraphs are hereby deleted in their entirety and replaced with the following:

        As of March 31, 2007, Dennis Lynch managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, David Cohen managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Sam Chainani managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Alexander Norton managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Jason Yeung managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

     (2) The section entitled "FUND MANAGEMENT--SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

     As of March 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

           Dennis Lynch--none
           David Cohen--none
           Sam Chainani--none
           Alexander Norton--none
           Jason Yeung--none

                    PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  AGGSPTSAI 9/07